UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment: Not an amendment.
Amendment Number: Not an amendment.
This Amendment is a restatement(Check only one.): Not an amendment.
Or
This Amendment adds new holdings entries: Not an amendment.

Institutional Investment Manager Filing this Report:

Name:     Evangelical Lutheran Church In America Board Of Pensions
Address:  800 Marquette Ave., Suite 1050
          Minneapolis, MN  55402-0000

Form 13F File Number: 028-03247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Kathleen A. Radcliffe
Title: Controller
Phone: 612-333-7651

Signature, Place, and Date of Signing:

/s/ Kathleen A Radcliffe
Minneapolis, MN
April 28, 1999

Report Type (Check only one.):

 (X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
 ( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 ( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Report Summary:
Number of Other Included Managers:   0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: $304,827 (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. (If there are no entries in this list, state "NONE" and omit the column headings and list entries.)
NONE

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D AMERADA HESS CORP              COM              023551104     7558   132600 SH       SOLE                 132600        0        0
D AMERICAN EXPRESS CO            COM              025816109     6913    52900 SH       SOLE                  52900        0        0
D AMERICAN GENERAL CORP          COM              026351106     7215    97500 SH       SOLE                  97500        0        0
D AMERITECH CORP NEW             COM              030954101     8986   131300 SH       SOLE                 131300        0        0
D BANK ONE CORP                  COM              06423A103    11586   199430 SH       SOLE                 199430        0        0
D BURLINGTON NORTHN SANTA FE CP  COM              12189T104    11324   309200 SH       SOLE                 309200        0        0
D BURLINGTON RES INC             COM              122014103     9493   206100 SH       SOLE                 206100        0        0
D CHUBB CORP                     COM              171232101    10635   179500 SH       SOLE                 179500        0        0
D COLUMBIA/HCA HEALTHCARE CORP   COM              197677107     9969   403800 SH       SOLE                 403800        0        0
D COMDISCO INC                   COM              200336105     6768   257200 SH       SOLE                 257200        0        0
D COMPUTER SCIENCES CORP         COM              205363104    10096   169500 SH       SOLE                 169500        0        0
D DENTSPLY INTL INC NEW          COM              249030107     4232   161600 SH       SOLE                 161600        0        0
D DONNELLEY R R & SONS CO        COM              257867101     9512   268900 SH       SOLE                 268900        0        0
D DOW CHEM CO                    COM              260543103    10862    82800 SH       SOLE                  82800        0        0
D EASTMAN KODAK CO               COM              277461109     8394   112300 SH       SOLE                 112300        0        0
D EMERSON ELEC CO                COM              291011104    10901   169000 SH       SOLE                 169000        0        0
D ENTERGY CORP NEW               COM              29364G103     5059   161900 SH       SOLE                 161900        0        0
D FIRST DATA CORP                COM              319963104     9816   231300 SH       SOLE                 231300        0        0
D GRAINGER W W INC               COM              384802104     9696   193200 SH       SOLE                 193200        0        0
D HUMANA INC                     COM              444859102     5325   390800 SH       SOLE                 390800        0        0
D INCO LTD                       COM              453258402     8726   454800 SH       SOLE                 454800        0        0
D INTL PAPER CO                  COM              460146103     4366    81900 SH       SOLE                  81900        0        0
D MALLINCKRODT INC NEW           COM              561232109     9800   279500 SH       SOLE                 279500        0        0
D MANPOWER INC                   COM              56418H100     5869   259400 SH       SOLE                 259400        0        0
D MAY DEPT STORES CO             COM              577778103    10919   274250 SH       SOLE                 274250        0        0
D MINNESOTA MNG & MFG CO         COM              604059105    12202   137100 SH       SOLE                 137100        0        0
D MORGAN J P & CO INC            COM              616880100     5646    41900 SH       SOLE                  41900        0        0
D MOTOROLA INC                   COM              620076109    12336   154200 SH       SOLE                 154200        0        0
D NORTHN STS PWR CO MINN         COM              665772109     7459   309200 SH       SOLE                 309200        0        0
D PNC BK CORP                    COM              693475105    10643   183900 SH       SOLE                 183900        0        0
D PACIFICORP                     COM              695114108     4975   298100 SH       SOLE                 298100        0        0
D PENNEY J C INC                 COM              708160106    10170   222900 SH       SOLE                 222900        0        0
D PHILLIPS PETE CO               COM              718507106     7847   155000 SH       SOLE                 155000        0        0
D PUBLIC SVC ENTERPRISE GROUP    COM              744573106     6788   169700 SH       SOLE                 169700        0        0
D ST PAUL COS INC                COM              792860108     8796   306600 SH       SOLE                 306600        0        0
D SILICON GRAPHICS INC           COM              827056102     8207   643700 SH       SOLE                 643700        0        0
D SNAP ON INC                    COM              833034101     9228   283400 SH       SOLE                 283400        0        0
D SOUTHERN CO                    COM              842587107     4214   155700 SH       SOLE                 155700        0        0
D SUPERVALU INC                  COM              868536103     8233   394400 SH       SOLE                 394400        0        0
D THOMAS & BETTS CORP            COM              884315102     8415   197700 SH       SOLE                 197700        0        0
D TOYS R US INC                  COM              892335100     2579   117900 SH       SOLE                 117900        0        0
D WELLS FARGO & CO NEW           COM              949746101    11376   263400 SH       SOLE                 263400        0        0
D WHIRLPOOL CORP                 COM              963320106     3598    54200 SH       SOLE                  54200        0        0
D WORTHINGTON INDS INC           COM              981811102     4397   318300 SH       SOLE                 318300        0        0
S REPORT SUMMARY                 44 DATA RECORDS              361129           00 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED